Restructuring and Related Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 1,248	$ 1,822	$ 0